NOTE 13 - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 13 – COMMITMENTS AND CONTINGENCIES

Commitments

Operating lease

The Company leases office facilities under non-cancelable operating leases. The Company’s obligations under non-cancelable lease commitments are as follows:

2013	$31,796
Total	$31,796

Capital lease

Minimum lease payments on capital lease obligations are as follows:

2013	$108,540
108,540
Less: imputed interest	(272)

$108,268

Software development

As discussed in Note 1, the Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market, of which $24,000 (2011 - $104,504) was paid in 2012. The remaining balance of $56,496 is due in 2013.

Contingencies

As of March 14, 2012, we settled our dispute with Leonard Steinmetz, our former treasurer, principal financial officer, principal accounting officer, and a member of the board of directors.  We agreed to resolve all of our differences by paying Mr. Steinmetz $130,000 in installments as follows:  $25,000, beginning eight days from the receipt from the Occupational and Safety Administration (“OSHA”) of its notice approving the withdrawal of Mr. Steinmetz’s OSHA complaint with prejudice; $10,000 to be paid on or before the last business day of each of the ten months following month of receipt of said notice from OSHA; and, a final installment of $5,000.00 or before the last business day of the eleventh month.  In addition, we agreed, that within 21 days of receipt of said notice from OSHA, we are to issue 500,000 restricted shares of our common stock to Mr. Steinmetz.  On May 2, 2012, the Occupational and Safety Administration approved Leonard Steinmetz’s withdrawal of his complaint against us.

On July 29, 2011, Watt International Inc. (“Watt”) commenced a third party claim against Kallo concerning monies that Kallo allegedly owed to Watt for branding and internet services provided by Watt to Kallo. Watt is seeking damages in the amount of Canadian $161,673.67 plus unspecified “special” damage. Management is of the opinion that Watt has charged Kallo for services that Watt did not perform, and that Watt has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof. Management is therefore unable to estimate the possible loss or range of loss in excess of the amounts accrued, if any.

On December 20, 2012, Mansfield Communications Inc. (Mansfield) filed a Statement of Claim against Kallo concerning monies allegedly owed by Kallo to Mansfield for media consultancy and communication services provided by Mansfield to Kallo. Mansfield is seeking damages in the amount of Canadian $191,246.11 plus unspecified “special” damage. As a result of the claim, on January 11, 2013, Kallo has cancelled 500,000 common shares previously issued to Mansfield as partial payment for services during 2012. On January 30, 2013, Kallo filed a Statement of Defense. Management is of the opinion that Mansfield has charged Kallo for services that Mansfield did not perform, and that Mansfield has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof. At this time, Management cannot assess the final outcome of this claim.

Contingent liability

The Company has calculated the estimated amount of withholding taxes on stock-based compensation based on valuation obtained from a third party. Should the amount payable be different from the estimated amount, the difference will be recorded in the period of payment. At this point, the Company cannot make an estimate of the potential loss that may arise from any liability for withholding taxes.